6. Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Debt Disclosure [Abstract]
Interest expense, discount accretion	$ 19,763	$ 19,763